Earnings (loss) per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share Continued And Discontinued Operations [Abstract]
Total Profit (Loss) for the year	$ 98,478	$ 443,828	$ (115,374)
Profit (loss) attributable to the Parent (US$'000)	82,662	440,314	(110,624)
Profit (loss) attributable to non-controlling interests	15,816	3,514	(4,750)
Numerator:
Profit (loss) attributable to the Parent (US$'000)	$ 82,662	$ 440,314	$ (110,624)
Denominator:
Weighted average number of basic shares outstanding	187,872,191	187,815,672	176,508,144
Weighted average number of diluted shares outstanding	187,872,191	187,815,672	176,508,144
Effect of dilutive securities from equity incentive plans	2,417,617	1,809,523
Weighted-average number of shares outstanding - diluted to equity holders	190,289,808	189,625,195	176,508,144
Basic earnings (loss) per ordinary share (U.S.$)	$ 0.44	$ 2.34	$ (0.63)
Diluted earnings (loss) per ordinary share (U.S.$)	$ 0.43	$ 2.32	$ (0.63)